UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) February 13, 2024

EF Mortgage Depositor II LLC

Name of Securitizer

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001775451

Robert A. Catarella, Managing Director (203) 409-3596

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐

Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001775451

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

EF Mortgage Depositor II LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions for which it acted as depositor with outstanding securities held by non-affiliates during the reporting period: Ellington Financial Mortgage Trust 2019-2, Ellington Financial Mortgage Trust 2020-2, Ellington Financial Mortgage Trust 2021-1, Ellington Financial Mortgage Trust 2021-2, Ellington Financial Mortgage Trust 2021-3, Ellington Financial Mortgage Trust 2022-1, Ellington Financial Mortgage Trust 2022-2, and Ellington Financial Mortgage Trust 2022-3.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02

Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EF Mortgage Depositor II LLC (Securitizer)

Date: February 13, 2024	By:	/s/ Robert Catarella
	Name:	Robert Catarella
	Title:	Managing Director